Financial instruments by category - Financial assets and financial liabilities measured at fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	$ 9,596	$ 31,820
Short-term investments	46,097	62,637
Derivative financial liabilities	(5,779)	(169)
BOPREAL (Bonos para la Reconstrucción de una Argentina Libre)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Short-term investments	1,474
LECAPs (Letras del Tesoro Nacional Capitalizables en Pesos)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Short-term investments	44,623
Short Term Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		59,475
Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	1,148	13,819
Short-term investments	46,097	62,637
Derivative financial liabilities	(2)	(68)
Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	8,448	18,001
Short-term investments	0	0
Derivative financial liabilities	$ (5,777)	$ (101)